Janus Henderson Mid Cap Value Fund

Schedule of Investments (unaudited)

March 31, 2021

Shares or Principal Amounts		Value
Common Stocks– 97.7%
Aerospace & Defense – 3.3%
BWX Technologies Inc	1,419,885	$93,627,217
Auto Components – 0.9%
Aptiv PLC*	185,271	25,548,871
Banks – 10.4%
Citizens Financial Group Inc	1,848,914	81,629,553
Fifth Third Bancorp	1,151,272	43,115,136
First Horizon National Corp	3,439,360	58,159,578
M&T Bank Corp	391,232	59,314,683
Regions Financial Corp	2,728,564	56,372,132
		298,591,082
Chemicals – 6.9%
Axalta Coating Systems Ltd*	1,047,561	30,986,854
Corteva Inc	700,395	32,652,415
DuPont de Nemours Inc	403,665	31,195,231
NewMarket Corp	82,610	31,405,018
Nutrien Ltd	352,665	19,005,117
Westlake Chemical Corp	249,881	22,186,934
WR Grace & Co	516,828	30,937,324
		198,368,893
Commercial Services & Supplies – 2.7%
IAA Inc*	497,769	27,446,983
KAR Auction Services Inc*	1,093,552	16,403,280
Waste Connections Inc	309,768	33,448,749
		77,299,012
Communications Equipment – 2.2%
F5 Networks Inc*	201,114	41,956,403
Motorola Solutions Inc	116,735	21,952,017
		63,908,420
Construction & Engineering – 0.9%
EMCOR Group Inc	241,558	27,093,145
Construction Materials – 1.3%
Martin Marietta Materials Inc	107,741	36,181,583
Consumer Finance – 0.9%
Discover Financial Services	270,862	25,729,181
Containers & Packaging – 1.5%
Graphic Packaging Holding Co	2,387,650	43,359,724
Electric Utilities – 4.6%
Alliant Energy Corp	1,393,376	75,465,244
Entergy Corp	559,862	55,689,473
		131,154,717
Electrical Equipment – 2.9%
AMETEK Inc	398,457	50,894,913
GrafTech International Ltd	2,600,816	31,807,980
		82,702,893
Electronic Equipment, Instruments & Components – 1.4%
Vontier Corp*	1,290,623	39,067,158
Entertainment – 1.6%
Electronic Arts Inc	338,885	45,874,862
Equity Real Estate Investment Trusts (REITs) – 8.7%
Americold Realty Trust	1,046,224	40,248,237
Apple Hospitality Inc	2,173,840	31,672,849
Camden Property Trust	33,707	3,704,736
Equity Commonwealth	672,866	18,705,675
Equity LifeStyle Properties Inc	1,207,265	76,830,345
Equity Residential	245,442	17,581,010
Lamar Advertising Co	410,243	38,530,023
Public Storage	93,883	23,166,569
		250,439,444
Food & Staples Retailing – 2.1%
Casey's General Stores Inc	273,096	59,040,624
Food Products – 2.3%
Tyson Foods Inc	879,997	65,383,777
Health Care Providers & Services – 3.6%
Henry Schein Inc*	650,621	45,048,998
Laboratory Corp of America Holdings*	232,688	59,342,421
		104,391,419
Health Care Technology – 0.6%
Cerner Corp	235,633	16,937,300

Shares or Principal Amounts		Value
Common Stocks– (continued)
Hotels, Restaurants & Leisure – 0.6%
Cracker Barrel Old Country Store Inc	93,316	$16,132,470
Household Durables – 1.0%
Leggett & Platt Inc	646,044	29,491,909
Industrial Conglomerates – 1.2%
Carlisle Cos Inc	201,117	33,099,836
Information Technology Services – 0.8%
Global Payments Inc	117,066	23,598,164
Insurance – 7.5%
Axis Capital Holdings Ltd	515,521	25,554,376
Globe Life Inc	768,553	74,265,276
Hartford Financial Services Group Inc	1,109,505	74,103,839
RenaissanceRe Holdings Ltd	251,582	40,316,015
		214,239,506
Internet & Direct Marketing Retail – 1.0%
Qurate Retail Inc	2,357,188	27,720,531
Life Sciences Tools & Services – 1.0%
Agilent Technologies Inc	233,671	29,708,931
Machinery – 3.3%
Lincoln Electric Holdings Inc	460,762	56,646,080
Oshkosh Corp	322,089	38,219,081
		94,865,161
Media – 1.8%
Discovery Inc*	316,925	11,691,363
Fox Corp - Class B	1,129,736	39,461,678
		51,153,041
Multi-Utilities – 0.9%
DTE Energy Co	191,918	25,551,963
Oil, Gas & Consumable Fuels – 1.7%
Marathon Petroleum Corp	336,087	17,977,294
Pioneer Natural Resources Co	199,842	31,738,906
		49,716,200
Semiconductor & Semiconductor Equipment – 2.3%
CMC Materials Inc	20,623	3,645,940
Maxim Integrated Products Inc	683,853	62,483,649
		66,129,589
Software – 5.1%
CDK Global Inc	955,967	51,679,576
Check Point Software Technologies Ltd*	292,539	32,755,592
Citrix Systems Inc	290,367	40,755,912
Synopsys Inc*	84,727	20,993,656
		146,184,736
Specialty Retail – 2.7%
AutoZone Inc*	18,099	25,416,426
O'Reilly Automotive Inc*	50,038	25,381,775
Ross Stores Inc	220,099	26,392,071
		77,190,272
Textiles, Apparel & Luxury Goods – 4.0%
Carter's Inc*	339,869	30,224,550
Columbia Sportswear Co	283,819	29,979,801
Levi Strauss & Co	2,250,169	53,801,541
		114,005,892
Thrifts & Mortgage Finance – 0.9%
Washington Federal Inc	876,456	26,994,845
Trading Companies & Distributors – 3.1%
GATX Corp	526,782	48,853,763
MSC Industrial Direct Co Inc	454,066	40,952,213
		89,805,976
Total Common Stocks (cost $1,931,061,625)		2,800,288,344
Repurchase Agreements– 1.8%
ING Financial Markets LLC, Joint repurchase agreement, 0.0050%, dated 3/31/21, maturing 4/1/21 to be repurchased at $25,000,003 collateralized by $25,563,563 in U.S. Treasuries 0% - 5.5000%, 4/8/21 - 2/15/50 with a value of $25,500,006	$25,000,000	25,000,000
ING Financial Markets LLC, Joint repurchase agreement, 0.0050%, dated 3/31/21, maturing 4/1/21 to be repurchased at $12,500,002 collateralized by $12,156,343 in U.S. Treasuries 0% - 5.5000%, 4/13/21 - 2/15/45 with a value of $12,750,004	12,500,000	12,500,000

Shares or Principal Amounts		Value
Repurchase Agreements– (continued)
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 0.0050%, dated 3/31/21, maturing 4/1/21 to be repurchased at $15,000,002 collateralized by $15,239,608 in U.S. Treasuries 0.1250% - 2.3750%, 9/15/22 - 8/15/46 with a value of $15,300,012	$15,000,000	$15,000,000
Total Repurchase Agreements (cost $52,500,000)		52,500,000
Total Investments (total cost $1,983,561,625) – 99.5%		2,852,788,344
Cash, Receivables and Other Assets, net of Liabilities – 0.5%		14,220,539
Net Assets – 100%		$2,867,008,883

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,801,027,635	98.2%
Israel	32,755,592	1.1
Canada	19,005,117	0.7

Total	$2,852,788,344	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$2,800,288,344	$-	$-
Repurchase Agreements	-	52,500,000	-
Total Assets	$2,800,288,344	$52,500,000	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70285 05-21